Trade and Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Non-trade payables	₩ 4,773,223	₩ 4,803,642
Accrued expenses	1,011,089	1,061,002
Operating deposits	850,999	861,739
Others	386,118	357,703
Less: non-current	(996,582)	(1,180,270)
Current	₩ 6,024,847	₩ 5,903,816